CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 465,004	$ 63,705	¥ 378,989	¥ 153,835
Amounts due from related parties	¥ 752	$ 103	¥ 9,515
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 235,443	$ 32,256	¥ 234,189
Total current assets	1,203,396	164,865	1,508,118
Total assets	1,909,437	261,591	1,960,480
Current liabilities
Accrued expenses and other current liabilities	322,034	44,117	329,481
Total current liabilities	893,656	122,429	958,879
Non-current liabilities
Total non-current liabilities	6,831	936	21,770
Total liabilities	900,487	123,365	980,649
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2023 and 2024; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) and 389,331,539 shares (including 371,958,039 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2023 and 2024, respectively)	249	34	249
Less: Treasury stock 17,800,446 shares and 38,169,381 shares as of December 31, 2023 and 2024, respectively)	(329,668)	(45,164)	(285,983)
Additional paid-in capital	9,146,928	1,253,124	9,138,720
Accumulated other comprehensive income	313,460	42,944	305,416
Accumulated deficit	(8,050,378)	(1,102,897)	(8,127,552)
Total Tuniu Corporation shareholders' equity	1,080,591	148,041	1,030,850
Total liabilities, redeemable noncontrolling interests and equity	1,909,437	261,591	1,960,480
Parent Company
Current assets
Cash and cash equivalents	12,592	1,725	1,144
Amounts due from related parties	¥ 7,109,706	$ 974,026	¥ 7,122,440
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 147	$ 20	¥ 161
Total current assets	7,122,445	975,771	7,123,745
Total assets	7,122,445	975,771	7,123,745
Current liabilities
Accrued expenses and other current liabilities	661	90	4,286
Total current liabilities	661	90	4,286
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	6,041,193	827,640	6,088,609
Total non-current liabilities	6,041,193	827,640	6,088,609
Total liabilities	6,041,854	827,730	6,092,895
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2023 and 2024; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) and 389,331,539 shares (including 371,958,039 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2023 and 2024, respectively)	249	34	249
Less: Treasury stock 17,800,446 shares and 38,169,381 shares as of December 31, 2023 and 2024, respectively)	(329,668)	(45,164)	(285,983)
Additional paid-in capital	9,146,928	1,253,124	9,138,720
Accumulated other comprehensive income	313,460	42,944	305,416
Accumulated deficit	(8,050,378)	(1,102,897)	(8,127,552)
Total Tuniu Corporation shareholders' equity	1,080,591	148,041	1,030,850
Total liabilities, redeemable noncontrolling interests and equity	¥ 7,122,445	$ 975,771	¥ 7,123,745